                              [SENECA FUNDS LOGO]

                                     ANNUAL
                                     REPORT
                  --------------------------------------------

                               SEPTEMBER 30, 1997

                               Mission Statement

Teamwork and dedication are the cornerstones of our success
The pursuit of excellence is our motivation
Honesty, professionalism and ethical values guide our actions
Commitment and hard work are the means of achievement
Quality and action supercede quantity and intentions
Good judgment is the result of experience
Our goal is the continual attainment of higher levels of service
Our clients are our partners in success

                                                                        CONTENTS

Letter to Shareholders                                       2
Investment Objective and Performance Highlights              3
Fund Financials                                             11
Auditor's Opinion                                           45

LETTER TO SHAREHOLDERS

Dear Shareholders:

     It's been another exciting year in the capital markets and for the Seneca Funds. As of September 30, 1997, Fund net assets have grown to $74 million with over 1,200 shareholders. All of our funds have strong competitive performance in their respective styles. Our two equity funds have both produced double digit returns, with our large cap growth fund leading in performance. Our smaller cap "EDGE" (sm) fund continues to present compelling opportunity, as smaller stocks have fared less well than their large cap brethren in this year's market. Our income oriented funds have also produced double digit returns. Both our bond fund and our real estate investment trust fund have proven to be defensive and resilient amidst market turmoil. They also provide high and consistent current cash flow.

     Despite the recent global downdraft in stocks, our view of the U.S. equity and fixed income markets remains quite optimistic. Asian market concerns and low domestic inflation will keep the Federal Reserve on hold until 1998, at the earliest. A friendly Fed is always positive for U.S. stocks and bonds. Corporate profits may slow in 1998, but will remain in positive territory. Continued profit growth and low interest rates provide an excellent fundamental background for 1998's financial markets. We expect solid returns in our funds in the coming year.

     Due to our recent partnership with Phoenix Duff & Phelps, we are looking forward to greater distribution and visibility for our funds, as well as other positive changes. Please expect information in a proxy statement to be delivered to you before year end.

     On behalf of all of us here at the Seneca Funds, we are grateful for your continued confidence in us and welcome any comments you might have. Please feel free to call us for additional information on the Seneca Funds at (800) 990-9331.

Sincerely,

Gail P. Seneca
President

November 24, 1997

The Seneca Growth Fund

INVESTMENT OBJECTIVE

The Seneca Growth Fund seeks capital appreciation by investing in stocks across all capitalizations, in a conservative, disciplined style. Large capitalization "Proven Appreciation" issues are combined with smaller capitalization, rapidly growing "Forecast Appreciation" issues in order to reduce portfolio volatility. We seek portfolio companies that are characterized by earnings growth, experienced management teams who can sustain that growth, and reasonable valuation. The Fund attempts to outperform the S&P 500.

INVESTMENT DISCUSSION

The Seneca Growth Fund has gained 41.6% on an annualized basis since inception at 3/8/96, outperforming the S&P 500 by a wide margin.* The last twelve months, however, have proven challenging for the Fund and for more active investors generally. The Fund underperformed the S&P 500 for the period, and continues to lag a bit (26.5% v. the S&P 500 at 29.6%) calendar year to date through September 30, 1997. While the Fund's performance is very strong absolutely and relative to its peers, the S&P 500 index has led the competitive pack over the last year. The very large multinational companies which dominate the S&P 500 index weighting have led the market higher, outperforming smaller stocks and less well known stocks. The Seneca Growth portfolio consistently scours the entire investment universe and chooses many stocks beyond the largest, most well-known names in our search for optimal investment opportunity. In the fullness of time, this research intensive, value conscious style has rewarded investors, as the Fund's longer-term record indicates.

* Institutional shares of the Seneca Growth Fund gained 42.9% annualized in this same period.

                             PERFORMANCE HIGHLIGHTS

AVERAGE ANNUAL TOTAL RETURN     INSTITUTIONAL SHARES     ADMINISTRATIVE SHARES
---------------------------     --------------------     ---------------------
       One Year                        27.27%                    26.51%
  Inception to date                    42.85%                    41.58%

          $10,000 INVESTED IN THE SENECA GROWTH FUND (3/8/96-9/30/97)*

                           [SENECA FUND GROWTH CHART]

The Standard & Poor's Composite Stock Price Index ("S&P 500") consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions, fees or other expenses that would be incurred by an investor purchasing the securities it represents. It assumes reinvestment of all dividends paid on stocks in the index.

* Hypothetical illustration of $10,000 invested at inception (March 8, 1996), assuming reinvestment of dividends at net asset value through September 30, 1997.

NOTE: All performance information cited here represents past performance and is not indicative of future results. If the Investment Manager had not waived certain fees and reimbursed certain expenses, the total return of the Fund would have been lower. Read the prospectus carefully before investing.

The Seneca
Mid-Cap "EDGE"(SM) Fund

INVESTMENT OBJECTIVE

The Seneca Mid-Cap "EDGE"(SM) (Earnings Driven Growth Equity) Fund invests in rapidly growing companies the Managers believe have the potential for accelerating revenues and increasing profits. The Fund seeks to outperform the S&P 400 Mid-Cap Index by investing at least 65% of its assets in growth companies with market capitalizations between $500 million and $5 billion.

INVESTMENT DISCUSSION

The Seneca Mid-Cap "EDGE"(SM) Fund has outperformed the mid-cap market since inception. It gained 38.2% annualized since inception through 9/30/97 leading the S&P 400 Mid-Cap Index by over 8%*. Over the last twelve months and calendar year to date, the fund has underperformed the mid-cap index. The source of the differential in performance has been the marked disadvantage this year of "growth" styles. Despite an uptrending market, professional investors have been quite cautious, even skeptical that the long-term expansion in corporate profits will continue uninterrupted. As a result, high growth companies have seen their valuations slashed, and minor short falls in earnings have been severely punished. Cycles such as these, in which "fear" over-whelms fundamentals, are not uncommon in market history. Investors who have a long-term time horizon and an appetite for faster growing companies are rewarded by maintaining their investment program during such periods.

Absolute returns have been excellent for the Fund calendar year to date, up nearly 19%, through September. Investment in compelling emerging companies, particularly in technology, health care and oil services have produced these returns, and should continue to produce upside for investors.

* Institutional shares of the Seneca EDGE(SM) Fund gained 38.6% annualized in this same period.

                             PERFORMANCE HIGHLIGHTS

AVERAGE ANNUAL TOTAL RETURN     INSTITUTIONAL SHARES     ADMINISTRATIVE SHARES
---------------------------     --------------------     ---------------------
       One Year                        11.39%                    11.25%
  Inception to date                    38.58%                    38.23%

    $10,000 INVESTED IN THE SENECA MID-CAP "EDGE"(SM) FUND (3/8/96-9/30/97)*

                       [SENECA MID-CAP EDGE FUND GRAPHIC]

The Standard & Poor's Midcap 400 Index is a capitalization-weighted index that measures the performance of the mid range sector of the U.S. stock market where the median market capitalization is approximately $700 million. The S&P Midcap 400 Index does not reflect any commissions, fees or other expenses that would be incurred by an investor purchasing the securities it represents. It assumes reinvestment of all dividends paid on stocks in the index.

* Hypothetical illustration of $10,000 invested at inception (March 8, 1996), assuming reinvestment of dividends at net asset value through September 30, 1997.

NOTE: All performance information cited here represents past performance and is not indicative of future results. If the Investment Manager had not waived certain fees and reimbursed certain expenses, the aggregate total return of the Fund would have been lower. Read the prospectus carefully before investing.

The Seneca Bond Fund

INVESTMENT OBJECTIVE

The Seneca Bond Fund seeks to outperform the overall bond market as represented by the Lehman Government/Corporate Index, and to provide a secure stream of portfolio income. The Fund invests in a broad range of fixed income securities including corporates, governments, and mortgaged backed securities. It invests at least 65% of its securities in investment grade bonds.

INVESTMENT DISCUSSION

The Seneca Bond Fund rose 9.8% on an annualized basis from inception at 3/7/96 through 9/30/97 while the Lehman Brothers Government/Corporate Index rose only 7.17% annualized, over that period. The Fund benefited from an active sector selection approach, which in the last twelve months has emphasized corporate bonds. The Fund has also benefited from issue selection, and numerous positive corporate events in individual companies.

For the last twelve months and calendar year to date, the fund has also outperformed the broad market by a wide margin. We anticipate a continuation of the positive interest rate environment as well as our ability to add incremental value.

                             PERFORMANCE HIGHLIGHTS

AVERAGE ANNUAL TOTAL RETURN     INSTITUTIONAL SHARES
---------------------------     --------------------
       One Year                        11.26%
  Inception to date                     9.83%

           $10,000 INVESTED IN THE SENECA BOND FUND (3/7/96-9/30/97)*

                            [SENECA BOND FUND GRAPH]

The Lehman Brothers Government/Corporate Bond Index is a broad-based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity. The Lehman Brothers Government/Corporate Bond Index does not reflect any commissions, fees or other expenses that would be incurred by an investor purchasing the securities it represents. It assumes reinvestment of all interest paid on bonds in the index.

* Hypothetical illustration of $10,000 invested at inception (March 7, 1996), assuming reinvestment of dividends at net asset value through September 30, 1997.

NOTE: All performance information cited here represents past performance and is not indicative of future results. If the Investment Manager had not waived certain fees and reimbursed certain expenses, the aggregate total return of the Fund would have been lower. Read the prospectus carefully before investing.

The Seneca
Real Estate Securities Fund

INVESTMENT OBJECTIVE

The Seneca Real Estate Securities Fund seeks to provide current income and the potential for long term capital appreciation by investing in Real Estate Investment Trusts (REITs) and other real estate related companies.

INVESTMENT DISCUSSION

The Seneca Real Estate Securities Fund has produced an annualized return of 30.1% since inception through September 30, 1997, and a return of 18.1% calendar year through September 30, 1997.* The Fund benefited from significant weightings in hotels, apartment, finance and mortgage related securities. REITs have proven relatively stable during recent market volatility and quite resilient during general market downturns.

Fundamental factors such as rising occupancy, increasing rental rates, and minimal new building continue to drive REIT prices higher. In addition, the trend towards consolidation among real estate operators has supported prices. We continue to seek attractive real estate issues with strong balance sheets, attractive valuations, and increasing cash flows for purchase in the Fund.

* Institutional shares of the Seneca Real Estate Securities Fund produced an annualized return of 31.2% since inception through September 30, 1997, and a return of 18.8% calendar year through September 30, 1997.

                             PERFORMANCE HIGHLIGHTS

AVERAGE ANNUAL TOTAL RETURN     INSTITUTIONAL SHARES     ADMINISTRATIVE SHARES
---------------------------     --------------------     ---------------------
       One Year                        35.44%                    34.54%
  Inception to date                    31.16%                    30.15%

 $10,000 INVESTED IN THE SENECA REAL ESTATE SECURITIES FUND (3/12/96-9/30/97)*

                 [SENECA FUNDS REAL ESTATE INVESTMENT GRAPHIC]

The Wilshire Real Estate Securities Index is a market capitalization-weighted index compromised of publicly traded real estate investment trusts (REITs) and real estate operating companies. No special purpose or health care REITs are included. The index is rebalanced monthly and reconstituted quarterly. The Wilshire Real Estate Securities Index does not reflect any commissions, fees or other expenses that would be incurred by an investor purchasing the securities it represents. It assumes reinvestment of all dividends paid on stocks in the index.

* Hypothetical illustration of $10,000 invested at inception (March 12, 1996), assuming reinvestment of dividends at net asset value through September 30, 1997.

NOTE: All performance information cited here represents past performance and is not indicative of future results. If the Investment Manager had not waived certain fees and reimbursed certain expenses, the aggregate total return of the Fund would have been lower. Read the prospectus carefully before investing.

                                  SENECA FUNDS
                               SENECA GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997

                 NAME OF ISSUER
               AND TITLE OF ISSUE                 SHARES               VALUE
------------------------------------------------- ------            -----------
COMMON STOCKS -- 98.2%
  AEROSPACE -- (1.3%)
    United Technologies Corporation.............. 6,590             $   533,790
                                                                     ----------
  AIRLINES -- (1.6%)
    UAL Corporation (1).......................... 7,470                 632,149
                                                                     ----------
  CHEMICALS -- (2.9%)
    Air Products & Chemicals, Incorporated....... 13,980              1,159,466
                                                                     ----------
  COMPUTERS -- (4.7%)
    Compaq Computer Corporation (1).............. 14,490              1,083,127
    International Business Machines
      Corporation................................ 7,500                 794,531
                                                                     ----------
                                                                      1,877,658
                                                                     ----------
  COMPUTER SOFTWARE & SERVICES -- (6.4%)
    HBO & Company................................ 21,240                801,810
    J.D. Edwards & Company....................... 2,500                  83,750
    Microsoft Corporation (1).................... 5,550                 734,334
    Oracle Corporation (1)....................... 25,725                937,355
                                                                     ----------
                                                                      2,557,249
                                                                     ----------
  CONSUMER DURABLE -- MOTOR VEHICLE
    PARTS -- (2.4%)
    Eaton Corporation............................ 10,250                946,844
                                                                     ----------
  CONSUMER NON-DURABLE -- (1.9%)
    Colgate-Palmolive Company.................... 10,860                756,806
                                                                     ----------
  DRUGS & HEALTH CARE -- (7.8%)
    Eli Lilly & Company.......................... 10,360              1,250,323
    McKesson Corporation......................... 9,330                 951,077
    Warner Lambert Company....................... 6,990                 943,213
                                                                     ----------
                                                                      3,144,613
                                                                     ----------
  ELECTRICAL EQUIPMENT -- (5.1%)
    General Electric Company..................... 18,260              1,242,821
    Westinghouse Electric Corporation............ 30,310                820,264
                                                                     ----------
                                                                      2,063,085
                                                                     ----------

                       See notes to financial statements.

                                  SENECA FUNDS
                               SENECA GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

                 NAME OF ISSUER
               AND TITLE OF ISSUE                 SHARES               VALUE
------------------------------------------------- ------            -----------
COMMON STOCKS (CONTINUED)
  ELECTRONICS -- (6.8%)
    ASM Lithography Holding NV (1)............... 3,570             $   352,537
    KLA-Tencor Corporation (1)................... 13,390                904,662
    Maxim Integrated Products, Incorporated
      (1)........................................ 10,080                720,090
    Texas Instruments, Incorporated.............. 5,580                 753,998
                                                                     ----------
                                                                      2,731,287
                                                                     ----------
  FINANCIAL SERVICES -- (14.6%)
    American Express Company..................... 14,170              1,160,169
    BankAmerica Corporation...................... 16,290              1,194,261
    Federal National Mortgage Association........ 12,500                587,500
    First Union Corporation...................... 17,000                851,063
    H.F. Ahmanson & Company...................... 6,940                 394,279
    Household International, Incorporated........ 10,770              1,219,029
    Merrill Lynch & Company...................... 5,710                 423,611
                                                                     ----------
                                                                      5,829,912
                                                                     ----------
  FOOD & BEVERAGES -- (4.7%)
    Hershey Foods Corporation.................... 19,330              1,092,145
    PepsiCo, Incorporated........................ 19,730                800,298
                                                                     ----------
                                                                      1,892,443
                                                                     ----------
  INSURANCE -- (2.9%)
    Travelers Group, Incorporated................ 17,280              1,179,360
                                                                     ----------
  LEISURE -- (2.5%)
    The Walt Disney Company...................... 12,530              1,010,231
                                                                     ----------
  MANUFACTURING -- (1.5%)
    Illinois Tool Works, Incorporated............ 11,790                588,763
                                                                     ----------
  NEWSPAPER -- (1.4%)
    New York Times Company Class A............... 10,820                568,050
                                                                     ----------
  OIL -- (6.7%)
    Mobil Corporation............................ 16,960              1,255,040
    Royal Dutch Petroleum Company................ 18,700              1,037,850
    Tosco Corporation............................ 11,810                411,136
                                                                     ----------
                                                                      2,704,026
                                                                     ----------

                       See notes to financial statements.

                                  SENECA FUNDS
                               SENECA GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (CONCLUDED)

                 NAME OF ISSUER
               AND TITLE OF ISSUE                 SHARES               VALUE
------------------------------------------------- ------            -----------
COMMON STOCKS (CONTINUED)
  PAPER -- (2.1%)
    Union Camp Corporation....................... 13,290            $   819,827
                                                                     ----------
  PETROLEUM SERVICES -- (6.9%)
    Helmerich & Payne, Incorporated.............. 11,510                920,800
    Nabors Industries, Incorporated (1).......... 4,050                 157,697
    Santa Fe International Corporation (1)....... 11,920                554,280
    Schlumberger Limited......................... 13,520              1,138,215
                                                                     ----------
                                                                      2,770,992
                                                                     ----------
  RETAIL TRADE -- (7.9%)
    Dayton Hudson Corporation.................... 16,950              1,015,941
    Dillard Department Stores.................... 23,160              1,014,697
    TJX Companies, Incorporated.................. 37,220              1,137,536
                                                                     ----------
                                                                      3,168,174
                                                                     ----------
  TELECOMMUNICATIONS -- (6.1%)
    AT&T Corporation............................. 26,800              1,187,575
    Bell Atlantic Corporation.................... 7,860                 632,239
    BellSouth Corporation........................ 13,040                603,100
                                                                     ----------
                                                                      2,422,914
                                                                     ----------
TOTAL COMMON STOCKS (COST $33,732,177)...........                    39,357,639
                                                                     ----------
SHORT TERM INVESTMENT -- 2.0%
  REPURCHASE AGREEMENT (Cost $820,482)
    State Street Bank and Trust Company, 4.250%,
      to be repurchased at $820,579 on 10/01/97
      (collateralized by $830,000 par value U.S.
      Treasury Note 6.25% due 08/31/02, with a
      value of $841,413).........................                       820,482
                                                                     ----------
TOTAL INVESTMENTS -- (COST $34,552,659*).........          100.2%    40,178,121
OTHER ASSETS LESS LIABILITIES....................           (0.2)%      (71,806)
                                                            ----     ----------
NET ASSETS.......................................          100.0%   $40,106,315
                                                            ====     ==========

(1) Non-income producing security.
  * At September 30, 1997, the aggregate cost of investment in securities and short term investments for income tax purposes was $34,575,275. Net unrealized appreciation aggregated $5,602,846 of which $5,633,373 related to appreciated investment securities and $30,527 related to depreciated investment securities.

                       See notes to financial statements.

                                  SENECA FUNDS
                         SENECA MID-CAP "EDGE"(SM) FUND
                            SCHEDULE OF INVESTMENTS

                               SEPTEMBER 30, 1997

                  NAME OF ISSUER
                AND TITLE OF ISSUE                 SHARES              VALUE
-------------------------------------------------- ------           -----------
COMMON STOCKS -- 97.4%
  ADVERTISING SERVICES -- (2.9%)
    Outdoor Systems, Incorporated (1)............. 13,240           $   347,550
                                                                     ----------
  AIRLINES -- (2.0%)
    US Airways Group, Incorporated (1)............ 5,600                231,700
                                                                     ----------
  AEROSPACE & DEFENSE -- (4.0%)
    Armor Holdings, Incorporated (1).............. 9,190                117,173
    Precision Castparts Corporation............... 5,390                350,350
                                                                     ----------
                                                                        467,523
                                                                     ----------
  APPAREL MANUFACTURER -- (8.3%)
    Jones Apparel Group, Incorporated (1)......... 4,100                221,400
    Kellwood Company.............................. 6,540                231,761
    The Men's Wearhouse, Incorporated (1)......... 6,660                248,085
    Wolverine World Wide, Incorporated............ 11,000               277,750
                                                                     ----------
                                                                        978,996
                                                                     ----------
  BROADCASTING -- (1.3%)
    Jacor Communications, Incorporated (1)........ 3,380                149,354
                                                                     ----------
  BUSINESS SERVICES -- (1.3%)
    Inacom Corporation (1)........................ 3,970                147,634
                                                                     ----------
  COMPUTER SOFTWARE & SERVICES -- (21.1%)
    Computer Horizon Corporation (1).............. 6,560                237,800
    Compuware Corporation......................... 4,430                268,015
    Electronics for Imaging, Incorporated (1)..... 6,030                307,530
    HBO & Company................................. 7,600                286,900
    HNC Software, Incorporated (1)................ 6,050                240,487
    Oracle Corporation (1)........................ 7,410                270,002
    PeopleSoft, Incorporated (1).................. 4,780                285,605
    Saville Systems Ireland plc ADR (1)........... 4,130                290,132
    Wind River Systems (1)........................ 7,250                299,062
                                                                     ----------
                                                                      2,485,533
                                                                     ----------
  CONSUMER NON-DURABLE -- (2.1%)
    Fort James Corporation........................ 5,440                249,220
                                                                     ----------

                       See notes to financial statements.

                                  SENECA FUNDS
                         SENECA MID-CAP "EDGE"(SM) FUND
                            SCHEDULE OF INVESTMENTS

                               SEPTEMBER 30, 1997
                                  (CONTINUED)

                  NAME OF ISSUER
                AND TITLE OF ISSUE                 SHARES              VALUE
-------------------------------------------------- ------           -----------
COMMON STOCKS (CONTINUED)
  DRUGS & HEALTHCARE -- (3.2%)
    McKesson Corporation.......................... 3,700            $   377,169
                                                                     ----------
  ELECTRICAL EQUIPMENT -- (2.0%)
    Westinghouse Electric Corporation............. 8,520                230,573
                                                                     ----------
  ELECTRONICS -- (11.6%)
    Applied Materials, Incorporated (1)........... 3,550                338,138
    ASM Lithography Holding NV (1)................ 1,210                119,487
    KLA-Tencor Corporation (1).................... 4,670                315,517
    Lattice Semiconductor Corporation (1)......... 1,660                108,108
    Micrel, Incorporated (1)...................... 5,680                240,335
    Maxim Integrated Products, Incorporated (1)... 3,440                245,745
                                                                     ----------
                                                                      1,367,330
                                                                     ----------
  FINANCIAL SERVICES -- (11.7%)
    CMAC Investment Corporation................... 6,190                331,939
    Comerica, Incorporated........................ 3,650                288,122
    E*Trade Group, Incorporated (1)............... 4,980                234,060
    Household International, Incorporated......... 2,430                275,046
    Morgan Stanley Dean Witter Discover &
      Company..................................... 4,760                257,337
                                                                     ----------
                                                                      1,386,504
                                                                     ----------
  FOOD & BEVERAGES -- (2.5%)
    Interstate Bakeries Corporation............... 4,340                297,561
                                                                     ----------
  HOUSEHOLD PRODUCTS -- (1.0%)
    Windmere Durable Holdings, Incorporated....... 5,020                119,539
                                                                     ----------
  INSURANCE -- (3.9%)
    SunAmerica, Incorporated...................... 4,155                162,824
    Travelers Property Casualty Corporation Class
      A........................................... 7,320                296,460
                                                                     ----------
                                                                        459,284
                                                                     ----------
  MEDICAL PRODUCTS -- (0.9%)
    Nitinol Medical Technologies, Incorporated
      (1)......................................... 7,850                111,862
                                                                     ----------
  OFFICE FURNISHINGS -- (1.8%)
    Knoll, Incorporated (1)....................... 6,480                217,080
                                                                     ----------

                       See notes to financial statements.

                                  SENECA FUNDS
                         SENECA MID-CAP "EDGE"(SM) FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (CONCLUDED)

                  NAME OF ISSUER
                AND TITLE OF ISSUE                 SHARES              VALUE
-------------------------------------------------- ------           -----------
COMMON STOCKS (CONTINUED)
  OIL & GAS -- (0.9%)
    Tosco Corporation............................. 3,200            $   111,400
                                                                     ----------
  OIL EQUIPMENT & SERVICES -- (9.4%)
    Camco International, Incorporated............. 3,210                223,897
    Diamond Offshore Drilling, Incorporated....... 4,320                238,410
    EVI, Incorporated (1)......................... 5,130                328,320
    Patterson Energy, Incorporated (1)............ 6,040                316,345
                                                                     ----------
                                                                      1,106,972
                                                                     ----------
  RETAIL TRADE -- (4.5%)
    Proffitt's, Incorporated (1).................. 3,880                229,890
    TJX Companies, Incorporated................... 10,030               306,542
                                                                     ----------
                                                                        536,432
                                                                     ----------
  TELECOMMUNICATIONS -- (1.0%)
    RSL Communications, Ltd. Class A (1).......... 5,360                117,920
                                                                     ----------
TOTAL COMMON STOCKS (COST $10,109,745)............                   11,497,136
                                                                     ----------
SHORT TERM INVESTMENT -- 5.2%
  REPURCHASE AGREEMENT (Cost $617,321)
    State Street Bank and Trust Company, 4.25%,
      to be repurchased at $617,394 on 10/01/97
      (collateralized by $625,000 par value U.S.
      Treasury Note 6.25% due 08/31/02, with a
      value of $633,594)..........................                      617,321
                                                                     ----------
TOTAL INVESTMENTS (COST $10,727,066*).............         102.6%    12,114,457
OTHER ASSETS LESS LIABILITIES.....................          (2.6)%     (304,758)
                                                            ----     ----------
NET ASSETS........................................         100.0%   $11,809,699
                                                            ====     ==========

(1) Non-income producing security.
  * At September 30, 1997, the aggregate cost of investment in securities and short term investments for income tax purposes was $10,731,140. Net unrealized appreciation aggregated $1,383,317, of which $1,393,988, related to appreciated investment securities and $10,671, related to depreciated investment securities.

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997

        NAME OF ISSUER          INTEREST   MATURITY   PRINCIPAL
      AND TITLE OF ISSUE          RATE       DATE      AMOUNT              VALUE
------------------------------  --------  ----------  ---------          ----------
CORPORATE BONDS -- 85.7%
  AIRLINES -- (5.1%)
    Alaska Airlines,
      Incorporated (2)........    9.500%  04/12/2010  $121,979           $  133,986
    Delta Air Lines,
      Incorporated............   10.060%  01/02/2016    65,000               79,834
    United Airlines,
      Incorporated (2)........   10.110%  02/19/2006    23,107               26,148
    United Airlines,
      Incorporated (2)........    9.760%  05/27/2006    93,012              104,750
    United Airlines,
      Incorporated (2)........    9.020%  04/19/2012    94,462              107,083
                                                                           --------
                                                                            451,801
                                                                           --------
  APPAREL -- (1.7%)
    Ann Taylor,
      Incorporated............    8.750%  06/15/2000   150,000              149,625
                                                                           --------
  ASSET BACKED -- (2.5%)
    General Electric Capital
      Mortgage Services,
      Incorporated, Series
      1994-21, Class B1 (2)...    6.500%  08/25/2009    34,225               33,287
    General Motors Acceptance
      Corporation Series
      1994-A, Class A.........    6.300%  06/15/1999    30,547               30,598
    Olympic Automobile
      Receivable Trust Series
      1996-B..................    6.900%  02/15/2004   120,000              121,939
    Standard Credit Card
      Master Trust I, Series
      1993-2, Class A.........    5.950%  10/07/2004    40,000               39,050
                                                                           --------
                                                                            224,874
                                                                           --------
  BROADCASTING -- (6.2%)
    Chancellor Broadcasting
      Corporation.............    9.375%  10/01/2004    75,000               78,563
    Chancellor Broadcasting
      Corporation.............    8.750%  06/15/2007   100,000              102,750

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

        NAME OF ISSUER          INTEREST   MATURITY   PRINCIPAL
      AND TITLE OF ISSUE          RATE       DATE      AMOUNT              VALUE
------------------------------  --------  ----------  ---------          ----------
CORPORATE BONDS (CONTINUED)
  BROADCASTING (CONTINUED)
    Commodore Media,
      Incorporated............    7.500%  05/01/2003  $150,000           $  165,375
    Jacor, Incorporated.......   10.125%  06/15/2006   100,000              109,500
    SFX Broadcasting,
      Incorporated............   10.750%  05/15/2006    85,000               93,606
                                                                           --------
                                                                            549,794
                                                                           --------
  COMMUNICATION SERVICES -- (2.3%)
    PanAmStat Corporation.....    9.750%  08/01/2000   200,000              209,000
                                                                           --------
  DRUGS & HEALTH CARE -- (2.0%)
    Abbey Healthcare Group....    9.500%  11/01/2002   175,000              182,437
                                                                           --------
  DEFENSE -- (1.1%)
    Tracor, Incorporated......    8.500%  03/01/2007   100,000              103,000
                                                                           --------
  ENERGY -- (7.3%)
    El Paso Tenneco...........    9.140%  12/31/2001   300,000              300,000
    SFP Pipeline Holdings.....   11.160%  08/15/2010   275,000              353,493
                                                                           --------
                                                                            653,493
                                                                           --------
  FINANCE & BANKING -- (17.6%)
    BankAmerica...............    8.070%  12/31/2026   400,000              416,079
    Countrywide Capital,
      Incorporated............    8.000%  12/15/2026   200,000              205,950
    Countrywide Funding.......    5.900%  04/22/1999    30,000               29,948
    Dollar Financial Group....   10.875%  11/15/2006   150,000              162,000
    Donaldson Lufkin &
      Jenrette................    6.875%  11/01/2005    50,000               50,101
    First Republic Bancorp....    7.750%  09/15/2012   100,000               99,383
    Lehman ABS Corporation
      (2).....................    8.145%  11/02/2007    83,040               82,209
    Lehman Brothers
      Holdings................    8.800%  03/01/2015    80,000               92,756
    Socgen Real Estate........    7.640%  12/29/2049   150,000              152,510
    Wells Fargo Capital A.....    8.125%  12/01/2026   100,000              103,155
    Wells Fargo Capital B.....    7.950%  12/01/2026   125,000              125,451
    Williams Scotsman,
      Incorporated............    9.875%  06/01/2007    50,000               51,250
                                                                           --------
                                                                          1,570,792
                                                                           --------

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

        NAME OF ISSUER          INTEREST   MATURITY   PRINCIPAL
      AND TITLE OF ISSUE          RATE       DATE      AMOUNT              VALUE
------------------------------  --------  ----------  ---------          ----------
CORPORATE BONDS (CONTINUED)
GROCERY STORES -- (1.3%)
    Smith's Food & Drug
      Centers, Incorporated...    8.640%  07/02/2012  $100,000           $  108,500
    Vons Company,
      Incorporated............    8.375%  10/01/1999    10,000               10,062
                                                                           --------
                                                                            118,562
                                                                           --------
  HOTELS -- (11.5%)
    Bally Park Place
      Funding.................    9.250%  03/15/2004   100,000              107,000
    Caesars World.............    8.875%  08/15/2002   350,000              363,125
    Casino America............   11.500%  11/15/2001    75,000               78,341
    HMH Properties............    8.875%  07/15/2007   150,000              154,686
    John Q. Hammons Hotels....    8.875%  02/15/2004   130,000              131,950
    John Q. Hammons Hotels....    9.750%  10/01/2005   100,000              104,875
    Wyndham Hotel
      Corporation.............   10.500%  05/15/2006    75,000               85,500
                                                                           --------
                                                                          1,025,477
                                                                           --------
  INDUSTRIAL -- (0.3%)
    MVE, Incorporated.........   12.500%  02/15/2002    30,000               31,500
                                                                           --------
  INSURANCE -- (2.8%)
    Terra Nova Holdings.......    7.200%  08/15/2007   250,000              252,427
                                                                           --------
  MANAGEMENT SERVICES -- (1.8%)
    Blount, Incorporated......    9.000%  06/15/2003   150,000              157,500
                                                                           --------
  MANUFACTURING -- (0.2%)
    Hawk Corporation..........   10.250%  12/01/2003    15,000               16,012
                                                                           --------
  MULTIMEDIA -- (3.6%)
    Cablevision Industries
      Corporation.............    9.250%  04/01/2008    90,000               97,396
    News Corporation
      Limited.................    0.000%  06/15/1999   200,000              180,000
    Time Warner,
      Incorporated............    9.125%  01/15/2013    35,000               40,166
                                                                           --------
                                                                            317,562
                                                                           --------
  NEWSPAPER -- (0.9%)
    Garden State Newspapers...    8.750%  10/01/2009    75,000               75,938
                                                                           --------
  OFFICE SUPPLIES -- (0.9%)
    Corporate Express,
      Incorporated............    9.125%  03/15/2004    75,000               76,875
                                                                           --------

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

        NAME OF ISSUER          INTEREST   MATURITY   PRINCIPAL
      AND TITLE OF ISSUE          RATE       DATE      AMOUNT              VALUE
------------------------------  --------  ----------  ---------          ----------
CORPORATE BONDS (CONTINUED)
OIL -- (5.7%)
    Falcon Holding Group
      L.P.....................   11.000%  09/15/2003  $200,000           $  208,500
    Noble Drilling
      Corporation.............    9.125%  07/01/2006    90,000               97,650
    Trico Marine Services.....    8.500%  08/01/2005   200,000              203,250
                                                                           --------
                                                                            509,400
                                                                           --------
  REAL ESTATE -- (7.1%)
    ERP Operating Limited
      Partnership.............    7.570%  08/15/2026   150,000              157,375
    Property Trust America....    6.875%  02/15/2008     5,000                4,939
    Security Capital Pacific
      Trust...................    7.900%  02/15/2016   200,000              201,239
    Washington REIT...........    7.125%  08/13/2003   110,000              112,127
    Weingarten Realty.........    6.880%  06/25/2027   150,000              154,928
                                                                           --------
                                                                            630,608
                                                                           --------
  THEATERS -- (3.8%)
    AMC Entertainment
      Incorporated............    9.500%  03/15/2009   100,000              102,250
    Plitt Theaters,
      Incorporated............   10.875%  06/15/2004    75,000               79,688
    United Artists Theatre
      Circuit, Incorporated
      Sr. Secured Notes,
      Series B................   11.500%  05/01/2002   150,000              158,250
                                                                           --------
                                                                            340,188
                                                                           --------
TOTAL CORPORATE BONDS (COST $7,430,664).............                      7,646,865
                                                                           --------
U.S. GOVERNMENT AGENCIES -- 7.5%
  COLLATERALIZED MORTGAGE OBLIGATIONS -- (6.2%)
    Federal Home Loan Mortgage
      Corporation, REMIC,
      Series 151, Class E
      (2).....................    9.000%  09/15/2020    24,124               24,470
    Federal Home Loan Mortgage
      Corporation, REMIC,
      Series 1032, Class E
      (2).....................    8.750%  12/15/2020    31,973               33,093
    Federal Home Loan Mortgage
      Corporation, REMIC,
      Series 1142, Class H....    7.950%  12/15/2020   300,000              308,092

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

        NAME OF ISSUER          INTEREST   MATURITY   PRINCIPAL
      AND TITLE OF ISSUE          RATE       DATE      AMOUNT              VALUE
------------------------------  --------  ----------  ---------          ----------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
  Federal National Mortgage
    Association, REMIC, Series
    1989-80, Class E (2)......    9.000%  09/25/2018  $ 71,067           $   72,996
  Federal National Mortgage
    Association, REMIC, Series
    1990-4, Class G (2).......    8.750%  05/25/2017    76,415               78,759
  Federal National Mortgage
    Association, REMIC, Series
    1993-179,
    Class S, I.O..............    3.031%  10/25/2023   655,169               32,349
                                                                           --------
                                                                            549,759
                                                                           --------
  MORTGAGE-BACKED PASS-THROUGH SECURITY -- (0.3%)
  Government National Mortgage
    Association, Pool #408215
    (2).......................    7.000%  02/15/2026    23,501               23,523
                                                                           --------
  U.S. TREASURY STRIPS -- (1.0%)
  U.S. Treasury Strips........    0.000%  08/15/2020   400,000               90,384
                                                                           --------
  TOTAL U.S. GOVERNMENT AGENCIES (COST $661,679)...............             663,666
                                                                           --------
FOREIGN BONDS -- 0.3% (COST $22,147)
    Republic of Brazil........    6.500%  01/01/2001    23,550               23,397
                                                                           --------

                                                       SHARES
                                                      ---------
PREFERRED STOCK -- 3.9% (COST $331,250)
    Microsoft Corporation,
      Pfd Series A..................................     4,000              350,750
                                                                           --------
WARRANTS -- 0.0% (COST $0)
    MVE, Incorporated...............................        30                    0
                                                                           --------
TOTAL INVESTMENTS IN SECURITIES (COST $8,445,740)..............           8,684,678
                                                                           --------

                       See notes to financial statements.

                                  SENECA FUNDS
                                SENECA BOND FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (CONCLUDED)

        NAME OF ISSUER          INTEREST   MATURITY   PRINCIPAL
      AND TITLE OF ISSUE          RATE       DATE      AMOUNT              VALUE
------------------------------  --------  ----------  ---------          ----------
SHORT TERM INVESTMENTS -- 1.1%
  U.S. GOVERNMENT AGENCIES (Cost $100,000)
    Federal Home Loan Bank,
      Discount Note...........    5.920%  10/01/1997  $100,000           $  100,000
                                                                         ----------
TOTAL INVESTMENTS -- (COST $8,545,740*).............              98.5%   8,784,678
OTHER ASSETS LESS LIABILITIES.......................               1.5%     137,483
                                                                 -----   ----------
NET ASSETS..........................................             100.0%  $8,922,161
                                                                 =====    =========

(2) Subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
  * At September 30, 1997, the aggregate cost of investment in securities and short term investments for income tax purposes was $8,555,857. Net unrealized appreciation aggregated $228,821, of which $245,550 related to appreciated investment securities and $16,729 related to depreciated investment securities.

                       See notes to financial statements.

                                  SENECA FUNDS
                       SENECA REAL ESTATE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997

                 NAME OF ISSUER
               AND TITLE OF ISSUE                 SHARES               VALUE
------------------------------------------------  ------            -----------
COMMON STOCKS -- 93.0%
  BUILDING -- MANUFACTURED HOUSING -- (1.2%)
    Oakwood Homes Corporation...................  13,000            $   368,875
                                                                    -----------
  HOTELS AND RESTAURANTS -- (4.3%)
    Circus Circus Entertainment (1).............  27,400                690,138
    Host Marriott Corporation (1)...............  29,000                659,750
                                                                    -----------
                                                                      1,349,888
                                                                    -----------
  REAL ESTATE DEVELOPMENT -- (3.1%)
    Catellus Development Corporation (1)........  46,400                962,800
                                                                    -----------
  REAL ESTATE INVESTMENT TRUSTS -- (84.4%)
    Ambassador Apartments, Incorporated.........  6,100                 145,256
    American General Hospitality Corporation....  23,000                669,875
    Apartment Investment and Management Company
      Class A...................................  17,470                631,104
    Arden Realty Group, Incorporated............  10,000                313,750
    Avalon Properties, Incorporated.............  16,500                490,875
    Bedford Property Investors, Incorporated....  37,100                816,200
    Berkshire Realty Company, Incorporated......  28,500                349,125
    Boston Properties, Incorporated (1).........  28,000                918,750
    Burnham Pacific Properties..................  12,000                177,750
    Cali Realty Corporation.....................  25,300              1,053,113
    Centerpoint Properties......................  13,700                497,481
    Cornerstone Properties, Incorporated........  26,100                499,162
    Developers Diversified Realty Corporation...  12,200                488,000
    Equity Office Properties Trust..............  15,000                509,062
    Equity Residential Properties Trust.........  31,200              1,702,350
    Essex Property Trust, Incorporated..........  4,000                 139,250
    Evans Withycombe Residential,
      Incorporated..............................  20,000                540,000
    Felcor Suite Hotels, Incorporated...........  20,275                832,542
    First Industrial Realty Trust,
      Incorporated..............................  27,500                935,000
    General Growth Properties...................  12,400                458,800
    Glenborough Realty Trust, Incorporated......  2,500                  69,219
    Irvine Apartment Communities,
      Incorporated..............................  13,436                448,426
    Liberty Property Trust......................  30,550                822,941
    Manufactured Home Communities...............  27,700                720,200

                       See notes to financial statements.

                                  SENECA FUNDS
                       SENECA REAL ESTATE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

                 NAME OF ISSUER
               AND TITLE OF ISSUE                 SHARES               VALUE
------------------------------------------------  ------            -----------
COMMON STOCKS (CONTINUED)
  REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
    Merry Land & Investment Trust Company,
      Incorporated..............................  2,300             $    50,744
    Pacific Gulf Properties, Incorporated.......  37,050                879,937
    Patriot American Hospitality,
      Incorporated..............................  38,859              1,238,631
    Prentiss Properties Trust...................  33,400                964,425
    Redwood Trust, Incorporated.................  32,300                981,112
    SL Green Realty Trust (1)...................  15,000                388,125
    Security Capital Atlantic, Incorporated.....  33,525                750,122
    Security Capital Pacific Trust..............  26,971                633,818
    Simon Debartolo Group, Incorporated.........  24,615                812,295
    Sovran Self Storage, Incorporated...........  9,000                 283,500
    Speiker Properties, Incorporated............  27,000              1,095,188
    Sunstone Hotel Investors, Incorporated......  46,900                826,613
    The Macerich Company........................  27,500                794,062
    Thornburg Mortgage Asset Association........  29,700                623,700
    TriNet Corporate Realty Trust,
      Incorporated..............................  25,500                895,688
    Urban Shopping Centers, Incorporated........  32,500              1,040,000
                                                                     ----------
                                                                     26,486,191
                                                                     ----------
TOTAL COMMON STOCKS (Cost $25,279,736)..........                     29,167,754
                                                                     ----------
WARRANTS -- 0.1% (Cost $30,639)
    Security Capital Group, Expire 9/98.........  3,804                  29,244
                                                                     ----------
TOTAL INVESTMENTS IN SECURITIES (COST
  $25,310,375)..................................                     29,196,998
                                                                     ----------
SHORT TERM INVESTMENT -- 5.6%
  REPURCHASE AGREEMENT (Cost $1,760,547)
    State Street Bank and Trust Company, 4.25%,
      to be repurchased at $1,760,755 on
      10/01/97 (collateralized by $1,775,000 par
      value U.S. Treasury Note 6.25% due
      08/31/02, with a value of $1,799,406).....                      1,760,547
                                                                     ----------

                       See notes to financial statements.

                                  SENECA FUNDS
                       SENECA REAL ESTATE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (CONCLUDED)

                 NAME OF ISSUER
               AND TITLE OF ISSUE                                      VALUE
------------------------------------------------                    -----------
TOTAL INVESTMENTS -- (COST $27,070,922*)........            98.7%   $30,957,545
OTHER ASSETS LESS LIABILITIES...................             1.3%       410,902
                                                             ---    -----------
NET ASSETS......................................           100.0%   $31,368,447
                                                             ===    ===========

(1) Non-income producing security.
  * At September 30, 1997, the aggregate cost of investment in securities and short term investments for income tax purposes was $27,095,742. Net unrealized appreciation aggregated $3,861,803, of which $4,495,936 related to appreciated investment securities and $634,133 related to depreciated investment securities.

                       See notes to financial statements.

                                  SENECA FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1997

                                                           MID-CAP                 REAL ESTATE
                                             GROWTH      "EDGE"(SM)       BOND     SECURITIES
                                              FUND          FUND          FUND        FUND
                                           -----------   -----------   ----------  -----------
ASSETS
 Investments in securities, at value (Note
   2)..................................... $39,357,639   $11,497,136   $8,684,678  $29,196,998
 Short Term Investments...................     820,482       617,321      100,000    1,760,547
 Cash.....................................          --        37,578        2,367           --
 Dividends and interest receivable........      46,943         4,302      149,805      162,628
 Receivable for securities sold...........     613,516     1,101,816           --      471,960
 Receivable for Fund shares sold..........       8,094            --       70,500      178,000
 Deferred organization costs (Note 5).....      33,859        33,994       33,859       33,859
 Other assets.............................         445           224          113       43,026
 Due from Investment Manager (Note 3).....      10,285            --           --           67
                                           -----------   -----------   ----------  -----------
   TOTAL ASSETS...........................  40,891,263    13,292,371    9,041,322   31,847,085
                                           -----------   -----------   ----------  -----------
LIABILITIES
 Due to Investment Manager (Note 3).......          --        12,023       12,157           --
 Payable for securities purchased.........     710,160     1,426,486       74,561      314,755
 Payable for Fund shares redeemed.........       1,071            --           --       91,632
 Trustees fees payable (Note 3)...........       3,753         3,753        3,753        3,753
 Distribution fees payable (Note 3).......       3,643         1,405           --        1,807
 Dividends payable........................          --            --        1,110        2,097
 Other accrued expenses...................      66,321        39,005       27,580       64,594
                                           -----------   -----------   ----------  -----------
   TOTAL LIABILITIES......................     784,948     1,482,672      119,161      478,638
                                           -----------   -----------   ----------  -----------
   NET ASSETS............................. $40,106,315   $11,809,699   $8,922,161  $31,368,447
                                           ===========   ===========   ==========  ===========
NET ASSETS
 Capital paid-in.......................... $32,095,920   $ 9,193,888   $8,569,263  $26,235,633
 Undistributed net investment income......      28,234            --        4,453       23,407
 Accumulated net realized gain on
   investments............................   2,356,699     1,228,420      109,507    1,222,784
 Net unrealized appreciation of
   investments............................   5,625,462     1,387,391      238,938    3,886,623
                                           -----------   -----------   ----------  -----------
   NET ASSETS............................. $40,106,315   $11,809,699   $8,922,161  $31,368,447
                                           ===========   ===========   ==========  ===========
 INVESTMENTS IN SECURITIES, AT COST....... $34,552,659   $10,727,066   $8,545,740  $27,070,922
 INSTITUTIONAL SHARES:
   Net assets............................. $34,092,888   $ 9,390,224   $8,922,161  $28,192,515
   Total shares outstanding...............   2,074,597       570,101      852,565    1,915,934
 Net asset value, offering and redemption
   price per Institutional share.......... $     16.43   $     16.47   $    10.47  $     14.71
                                           ===========   ===========   ==========  ===========
 ADMINISTRATIVE SHARES:
   Net assets............................. $ 6,013,427   $ 2,419,475   $       --  $ 3,175,932
   Total shares outstanding...............     369,418       146,739           --      216,409
 Net asset value, offering and redemption
   price per Administrative share......... $     16.28   $     16.49   $       --  $     14.68
                                           ===========   ===========   ==========  ===========

                       See notes to financial statements.

                                  SENECA FUNDS
                            STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 1997

                                               MID-CAP                 REAL ESTATE
                                   GROWTH     "EDGE"(SM)     BOND      SECURITIES
                                    FUND         FUND        FUND         FUND
                                 ----------   ----------   ---------   -----------
INVESTMENT INCOME
  Dividends (a)................. $  405,505   $  35,305    $   4,307   $  742,196
  Interest......................    119,808      50,505      530,318       99,995
                                 ----------   ----------   ---------   ----------
    TOTAL INCOME................    525,313      85,810      534,625      842,191
                                 ----------   ----------   ---------   ----------
EXPENSES
  Management fee (Note 3).......    200,056      89,157       34,294      164,147
  Administrative fee (Note 3)...     57,514      56,326       55,433       57,899
  Transfer agent fees...........     53,404      52,094       21,342       43,373
  Custodian fees................     47,040      40,605       33,210       42,888
  Distribution fees (Note 3)....      8,465       5,652          154        4,688
  Registration and filing
    fees........................     24,233      17,969       14,397       24,384
  Audit fees....................     12,874      12,839       11,374       11,374
  Legal fees....................     18,389      18,366       18,384       18,384
  Trustees fees.................      8,131       8,131        8,131        8,131
  Amortization of organization
    expenses (Note 5)...........     30,545      30,545       30,545       30,545
  Other.........................     12,104      12,230        4,374       12,556
                                 ----------   ----------   ---------   ----------
  Expenses before waiver and
    reimbursement...............    472,755     343,914      231,638      418,369
  Fees waived and expenses
    reimbursed by Investment
    Manager (Note 3)............     (5,174)   (135,798)    (126,387)     (16,628)
                                 ----------   ----------   ---------   ----------
    TOTAL EXPENSES..............    467,581     208,116      105,251      401,741
                                 ----------   ----------   ---------   ----------
    NET INVESTMENT INCOME
      (LOSS)....................     57,732    (122,306)     429,374      440,450
                                 ----------   ----------   ---------   ----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
  Net realized gain on
    investments.................  2,408,148   1,355,512      111,291    1,229,877
  Change in net unrealized
    appreciation of
    investments.................  5,006,042     369,616      189,346    3,822,456
                                 ----------   ----------   ---------   ----------
    NET REALIZED AND UNREALIZED
      GAIN ON INVESTMENTS.......  7,414,190   1,725,128      300,637    5,052,333
                                 ----------   ----------   ---------   ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS..... $7,471,922   $1,602,822   $ 730,011   $5,492,783
                                 ==========   ==========   =========   ==========
(a) Net of foreign withholding
    taxes of: .................. $    1,524   $      --    $      --   $       --
                                 ==========   ==========   =========   ==========

                       See notes to financial statements.

                                  SENECA FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                           MID-CAP
                                         GROWTH FUND                   "EDGE"(SM) FUND
                                -----------------------------   -----------------------------
                                    YEAR           PERIOD           YEAR           PERIOD
                                    ENDED           ENDED           ENDED           ENDED
                                SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                    1997            1996*           1997            1996*
                                -------------   -------------   -------------   -------------
INCREASE IN NET ASSETS
 From operations:
   Net investment income
     (loss)....................  $    57,732     $    32,326     $  (122,306)    $     4,615
   Net realized gain on
     investments...............    2,408,148         965,464       1,355,512          77,414
   Change in net unrealized
     appreciation of
     investments...............    5,006,042         619,419         369,616       1,017,775
                                 -----------     -----------     -----------      ----------
   Net increase in net assets
     resulting from
     operations................    7,471,922       1,617,209       1,602,822       1,099,804
 Dividends and Distributions
   to shareholder from Net
   investment income:
     Administrative Shares.....           (3)             --              (7)             --
     Institutional Shares......      (99,739)             --         (22,426)             --
   Net realized gains:
     Administrative Shares.....      (19,063)             --         (12,053)             --
     Institutional Shares......     (997,531)             --         (89,792)             --
                                 -----------     -----------     -----------      ----------
 Total Dividends and
   Distributions...............   (1,116,336)             --        (124,278)             --
 Net increase from Fund share
   transactions (Note 6).......   20,364,803      11,743,717       1,548,006       7,658,345
                                 -----------     -----------     -----------      ----------
     TOTAL INCREASE............   26,720,389      13,360,926       3,026,550       8,758,149
 Net Assets
   Beginning of period.........   13,385,926          25,000       8,783,149          25,000
                                 -----------     -----------     -----------      ----------
   End of period (a)...........  $40,106,315     $13,385,926     $11,809,699     $ 8,783,149
                                 ===========     ===========     ===========      ==========
 (a) Including undistributed
     net investment income.....  $    28,234     $    50,611     $        --     $    22,765

* The Growth, Mid-Cap "EDGE"(SM), Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996, and March 12, 1996, respectively.

                       See notes to financial statements.

                                  SENECA FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                    REAL ESTATE
                                       BOND FUND                  SECURITIES FUND
                              ----------------------------  ----------------------------
                                  YEAR          PERIOD          YEAR          PERIOD
                                  ENDED          ENDED          ENDED          ENDED
                              SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                  1997           1996*          1997           1996*
                              -------------  -------------  -------------  -------------
INCREASE IN NET ASSETS
  From operations:
    Net investment income....  $   429,374    $    93,149    $   440,450    $     8,501
    Net realized gain (loss)
      on investments.........      111,291         13,694      1,229,877         (2,568)
    Change in net unrealized
      appreciation of
      investments............      189,346         49,605      3,822,456         64,166
                                ----------     ----------    -----------     ----------
    Net increase in net
      assets resulting from
      operations.............      730,011        156,448      5,492,783         70,099
  Dividends and Distributions
    to shareholder from Net
    investment income:
      Administrative
        Shares...............       (2,145)        (1,994)       (29,699)        (1,227)
      Institutional Shares...     (462,401)       (90,013)      (425,038)        (7,178)
    Net realized gains:
      Administrative
        Shares...............         (672)            --           (194)            --
      Institutional Shares...      (13,922)            --         (4,331)            --
                                ----------     ----------    -----------     ----------
  Total Dividends and
    Distributions............     (479,140)       (92,007)      (459,262)        (8,405)
  Net increase from Fund
    share transactions (Note
    6).......................    4,548,696      4,033,153     25,039,363      1,208,869
                                ----------     ----------    -----------     ----------
      TOTAL INCREASE.........    4,799,567      4,097,594     30,072,884      1,270,563
  Net Assets
    Beginning of period......    4,122,594         25,000      1,295,563         25,000
                                ----------     ----------    -----------     ----------
    End of period (a)........  $ 8,922,161    $ 4,122,594    $31,368,447    $ 1,295,563
                                ==========     ==========    ===========     ==========
  (a) Including undistributed
      net investment
      income.................  $     4,453    $    19,427    $    23,407    $    18,381

* The Growth, Mid-Cap "EDGE"(SM), Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996, and March 12, 1996, respectively.

                       See notes to financial statements.

                      SENECA FUNDS -- INSTITUTIONAL SHARES
                              FINANCIAL HIGHLIGHTS

                                                                           MID-CAP
                                          GROWTH FUND                  "EDGE"(SM) FUND
                                  ----------------------------   ----------------------------
                                      YEAR          PERIOD           YEAR          PERIOD
                                      ENDED          ENDED           ENDED          ENDED
                                  SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30,  SEPTEMBER 30,
                                      1997           1996*           1997           1996*
                                  -------------  -------------   -------------  -------------
NET ASSET VALUE AT BEGINNING OF
 PERIOD..........................  $     13.74    $     10.00     $     14.97    $     10.00
                                    ----------    -----------      ----------     ----------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net Investment Income (Loss)
   (1)...........................         0.03           0.03           (0.17)          0.01
 Net Realized and Unrealized Gain
   on Investments................         3.50           3.71            1.84           4.96
                                    ----------    -----------      ----------     ----------
 TOTAL FROM INVESTMENT
   OPERATIONS....................         3.53           3.74            1.67           4.97
                                    ----------    -----------      ----------     ----------
Distributions to Shareholders
 from
 Net Investment Income...........        (0.07)            --           (0.07)            --
 Net Realized Gains..............        (0.77)            --           (0.10)            --
                                    ----------    -----------      ----------     ----------
 Total Distribution..............        (0.84)            --           (0.17)            --
                                    ----------    -----------      ----------     ----------
NET ASSET VALUE AT END OF
 PERIOD..........................  $     16.43    $     13.74     $     16.47    $     14.97
                                    ==========    ===========      ==========     ==========
TOTAL RETURN (2).................        27.27%         37.40%          11.39%         49.70%
RATIOS & SUPPLEMENTAL DATA
 Net Assets at End of Period.....  $34,092,888    $12,919,525     $ 9,390,224    $ 7,427,656
 Ratio of Operating Expenses to
   Average Net Assets............         1.52%          0.81%(3)         1.74%         0.90%(3)
 Ratio of Operating Expenses to
   Average Net Assets (4)........         1.52%          3.49%(3)         2.77%         5.73%(3)
 Ratio of Net Investment Income
   (Loss) to Average Net
   Assets........................         0.31%          0.76%(3)        (0.97)%         0.27%(3)
 Portfolio Turnover Rate.........       145.69%         87.66%         283.60%         72.34%
 Average Commission Rate (5).....  $    0.0595    $    0.0598     $    0.0580    $    0.0595

 * The Growth, Mid-Cap "EDGE"(SM), Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996, and March 12, 1996, respectively.
(1) Net investment income/loss is after waiver of certain fees and reimbursement of certain expenses by the Investment Manager (see Note 3 to the financial statements). If the Investment Manager had not waived fees and reimbursed expenses, net investment income (loss) per share would have been as follows for the year ended September 30, 1997 and the period ended September 30, 1996, respectively: $0.03 and $(0.09) for the Growth Fund; $(0.33) and $(0.19) for the Mid-Cap "Edge"(SM) Fund.
(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the Investment Manager.
(3) Annualized.
(4) If the Investment Manager had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been as indicated.
(5) The average commission paid is applicable for the Funds that invest greater than 10% of average net assets in equity securities transactions on which commissions are charged.

                       See notes to financial statements.

                      SENECA FUNDS -- INSTITUTIONAL SHARES
                              FINANCIAL HIGHLIGHTS

                                                                                     REAL ESTATE
                                                    BOND FUND                      SECURITIES FUND
                                          ------------------------------    ------------------------------
                                              YEAR            PERIOD            YEAR            PERIOD
                                              ENDED            ENDED            ENDED            ENDED
                                          SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                              1997             1996*            1997             1996*
                                          -------------    -------------    -------------    -------------
NET ASSET VALUE AT BEGINNING OF PERIOD...  $     10.09      $     10.00      $     11.10      $     10.00
                                             ---------        ---------       ----------        ---------
INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income (1)...............         0.62             0.31             0.13             0.13
 Net Realized and Unrealized Gain on
   Investments...........................         0.47             0.08             3.77             1.10
                                             ---------        ---------       ----------        ---------
 TOTAL FROM INVESTMENT OPERATIONS........         1.09             0.39             3.90             1.23
                                             ---------        ---------       ----------        ---------
Distributions to Shareholders from
 Net Investment Income...................        (0.69)           (0.30)           (0.28)           (0.13)
 Net Realized Gains......................        (0.02)              --            (0.01)              --
                                             ---------        ---------       ----------        ---------
 Total Distribution......................        (0.71)           (0.30)           (0.29)           (0.13)
                                             ---------        ---------       ----------        ---------
NET ASSET VALUE AT END OF PERIOD.........  $     10.47      $     10.09      $     14.71      $     11.10
                                             =========        =========       ==========        =========
TOTAL RETURN (2).........................        11.26%            4.02%           35.44%           12.39%
RATIOS & SUPPLEMENTAL DATA
 Net Assets at End of Period.............  $ 8,922,161      $ 3,926,664      $28,192,515      $ 1,073,080
 Ratio of Operating Expenses to Average
   Net Assets............................         1.53%            0.56%(3)         1.99%            1.00%(3)
 Ratio of Operating Expenses to Average
   Net Assets (4)........................         3.41%            9.31%(3)         1.99%           53.04%(3)
 Ratio of Net Investment Income to
   Average Net Assets....................         6.31%            7.54%(3)         2.38%            4.39%(3)
 Portfolio Turnover Rate.................        99.68%           52.82%           75.68%           30.70%
 Average Commission Rate (5).............          N/A              N/A      $    0.0559      $    0.0564

 * The Growth, Mid-Cap "EDGE"(SM), Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996, and March 12, 1996, respectively.

(1) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the Investment Manager (see Note 3 to the financial statements). If the Investment Manager had not waived fees and reimbursed expenses, net investment income (loss) per share would have been as follows for the year ended September 30, 1997 and the period ended September 30, 1996, respectively: $0.47 and $(0.05) for the Bond Fund; $0.13 and $(1.45) for the Real Estate Securities Fund.

(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the Investment Manager.

(3) Annualized.

(4) If the Investment Manager had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been as indicated.

(5) The average commission paid is applicable for the Funds that invest greater than 10% of average net assets in equity securities transactions on which commissions are charged.

                       See notes to financial statements.

                     SENECA FUNDS -- ADMINISTRATIVE SHARES
                              FINANCIAL HIGHLIGHTS

                                                                           MID-CAP
                                           GROWTH FUND                 "EDGE"(SM) FUND
                                   ----------------------------  ----------------------------
                                       YEAR          PERIOD          YEAR          PERIOD
                                       ENDED          ENDED          ENDED          ENDED
                                   SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                       1997           1996*          1997           1996*
                                   -------------  -------------  -------------  -------------
NET ASSET VALUE AT BEGINNING OF
 PERIOD...........................  $     13.63     $   10.00     $     14.94    $     10.00
                                     ----------      --------      ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
 Net Investment (Loss) (1)........        (0.08)           --           (0.25)         (0.01)
 Net Realized and Unrealized Gain
   on Investments.................         3.50          3.63            1.90           4.95
                                     ----------      --------      ----------     ----------
 TOTAL FROM INVESTMENT
   OPERATIONS.....................         3.42          3.63            1.65           4.94
                                     ----------      --------      ----------     ----------
Distributions to Shareholders from
 Net Investment Income............           --            --              --             --
 Net Realized Gains...............        (0.77)           --           (0.10)            --
                                     ----------      --------      ----------     ----------
 Total Distribution...............        (0.77)           --           (0.10)            --
                                     ----------      --------      ----------     ----------
NET ASSET VALUE AT END OF
 PERIOD...........................  $     16.28     $   13.63     $     16.49    $     14.94
                                     ==========      ========      ==========     ==========
TOTAL RETURN (2)..................        26.51%        36.30%          11.25%         49.30%
RATIOS & SUPPLEMENTAL DATA
 Net Assets at End of Period......  $ 6,013,427     $ 466,401     $ 2,419,475    $ 1,355,493
 Ratio of Operating Expenses to
   Average Net Assets.............         2.48%         1.46%(3)         2.37%         1.55%(3)
 Ratio of Operating Expenses to
   Average Net Assets (4).........         2.63%        14.01%(3)         4.32%         9.73%(3)
 Ratio of Net Investment Income
   (Loss) to Average Net Assets...       (0.62)%         0.16%(3)        (1.60)%        (0.46)%(3)
 Portfolio Turnover Rate..........       145.69%        87.66%         283.60%         72.34%
 Average Commission Rate (5)......  $    0.0595     $  0.0598     $    0.0580    $    0.0595

 * The Growth, Mid-Cap "EDGE"(SM), Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996, and March 12, 1996, respectively.
(1) Net investment loss is after waiver of certain fees and reimbursement of certain expenses by the Investment Manager (see Note 3 to the financial statements). If the Investment Manager had not waived fees and reimbursed expenses, net investment income/loss per share would have been as follows for the year ended September, 1997 and the period ended September 30, 1996, respectively: $(0.09) and $(0.34) for the Growth Fund; $(0.55) and $(0.20) for Mid-Cap "EDGE"(SM) Fund.
(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the Investment Manager.
(3) Annualized.
(4) If the Investment Manager had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been as indicated.
(5) The average commission paid is applicable for the Funds that invest greater than 10% of average net assets in equity securities transactions on which commissions are charged.

                        See notes to financial statements.

                     SENECA FUNDS -- ADMINISTRATIVE SHARES
                              FINANCIAL HIGHLIGHTS

                                                                       REAL ESTATE
                                                BOND FUND            SECURITIES FUND
                                              -------------   -----------------------------
                                                 PERIOD           YEAR           PERIOD
                                                  ENDED           ENDED           ENDED
                                              SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                                  1996*           1997            1996*
                                              -------------   -------------   -------------
NET ASSET VALUE AT BEGINNING OF PERIOD.......   $   10.00      $     11.08      $   10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (1)...................        0.29             0.03           0.13
 Net Realized and Unrealized Gain on
   Investments...............................        0.09             3.78           1.08
                                                 --------       ----------       --------
 TOTAL FROM INVESTMENT OPERATIONS............        0.38             3.81           1.21
                                                 --------       ----------       --------
Distributions to Shareholders from
 Net investment income.......................       (0.29)           (0.20)         (0.13)
 Net realized gains..........................          --            (0.01)            --
                                                 --------       ----------       --------
 Total distribution..........................       (0.29)           (0.21)         (0.13)
                                                 --------       ----------       --------
NET ASSET VALUE AT END OF PERIOD.............   $   10.09      $     14.68      $   11.08
                                                 ========       ==========       ========
TOTAL RETURN (2).............................        3.86%           34.54%         12.22%
RATIOS & SUPPLEMENTAL DATA
 Net Assets at End of Period.................   $ 195,930      $ 3,175,932      $ 222,483
 Ratio of Operating Expenses to Average Net
   Assets (3)................................        1.21%(3)         2.91%          1.65%(3)
 Ratio of Operating Expenses to Average Net
   Assets (3)(4).............................       39.23%            3.79%         73.01%
 Ratio of Net Investment Income to Average
   Net Assets (3)............................        6.46%            1.37%          4.61%
 Portfolio Turnover Rate.....................       52.82%           75.68%         30.70%
 Average Commission Rate (5).................         N/A      $    0.0559      $  0.0564

 * The Growth, Mid-Cap "EDGE"(SM), Bond, and Real Estate Securities Funds commenced investment operations on March 8, 1996, March 8, 1996, March 7, 1996, and March 12, 1996, respectively.
 ** As of December 26, 1996, the Bond Administrative Shares merged with Bond
    Institutional Shares.
(1) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the Investment Manager (see Note 3 to the financial statements). If the Investment Manager had not waived fees and reimbursed expenses, net investment income/loss per share would have been as follows for the year ended September 30, 1997 and the period ended September 30, 1996, respectively: $(0.04) and $(1.96) for the Real Estate Securities Fund and $(1.41) for the Bond Fund for the period ended September 30, 1996.
(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the Investment Manager.
(3) Annualized.
(4) If the Investment Manager had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been as indicated.
(5) The average commission paid is applicable for the Funds that invest greater than 10% of average net assets in equity securities transactions on which commissions are charged.

                       See notes to financial statements.

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997

NOTE 1 -- ORGANIZATION

Seneca Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Delaware business trust on December 18, 1995 and was declared effective as of March 1, 1996. The Trust consists of four series: Seneca Growth Fund, Seneca Mid-Cap "EDGE"(SM) Fund, Seneca Bond Fund and Seneca Real Estate Securities Fund (individually, the "Fund," and collectively, the "Funds.") The Board of Trustees has authorized each Fund to issue two classes of common shares: Administrative Shares and Institutional Shares. As of December 26, 1996, the Bond Administrative Shares merged with the Bond Institutional Shares in a tax free transaction.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

VALUATION OF INVESTMENTS: Equity securities traded on a national securities exchange are valued at their last sales price on the exchange on which they are traded most extensively; or if no sales are reported, at the mean between the most recent high bid and the most recent low asked quotations (the "Calculated Mean") on such exchange. Securities traded on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system will be valued at the most recent sales price reported on such system on the valuation date or, if there are no sales reported, the Calculated Mean based on quotations reported on Nasdaq. Securities not quoted on Nasdaq but traded in an over-the-counter market will be valued at the most recent sale price if the sales price for any sales of the security on the valuation date are reported on such market or, if there are no such sales, the Calculated Mean based on quotations reported on such market. In each case, if there is no Calculated Mean, the value shall be the most recent bid quotation on the relevant market. Fixed income securities, other than those having a maturity of 60 days or less, are valued on the basis of quotes obtained from brokers or pricing services. Short-term investments having a maturity of 60 days or less will be valued at amortized cost. If, in the Investment Manager's opinion, the fair market value of an investment cannot be determined pursuant to the foregoing procedures,

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

the value will be an amount that, in the opinion of the Trustees, represents the fair market value determined based on all available information.

REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed upon price. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. Securities pledged as collateral for the repurchase agreement are held by the Fund's Custodian until maturity date of the repurchase agreement. The Fund's risk is the ability of the seller to pay the agreed-upon price on delivery date. The Trustees have established criteria to evaluate the creditworthiness of parties with whom the Funds may enter into repurchase agreements. The Funds limit the repurchase agreements to securities issued by the United States Government, its agencies, and its instrumentalities. The market value of the underlying security throughout the term of the agreement will always equal or exceed the agreed-upon repurchase price.

SECURITY TRANSACTIONS, INVESTMENT INCOME and EXPENSES: Investment security transactions are recorded as of trade date. Realized gains and losses on investment security sales are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded daily on an accrual basis. Fund expenses not directly attributable to a specific fund are allocated evenly among all funds. Fund expenses that are not related to the distribution of shares of a particular class or to services provided specifically to a particular class are allocated between the classes on the basis of relative average daily net assets of each class. Expenses that relate to the distribution or services provided to a particular class are allocated to that class. Investment income and realized and unrealized gains/losses are allocated between the classes on the basis of net assets of each class.

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income on shares of the Seneca Bond Fund are determined at the

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

class level and are declared and paid monthly. Dividends from net investment income on shares of the Seneca Real Estate Securities Fund are determined at the class level and are declared and paid quarterly. Dividends from net investment income on shares of the Seneca Growth Fund and Seneca Mid-Cap "EDGE"(SM) Fund are determined at the class level and are declared and paid annually. Each Fund distributes net realized capital gains, if any, at least annually.

For the year ended September 30, 1997, the Funds identified permanent differences in each fund's organization costs resulting from differing book and tax accounting methods. Adjusting for this difference resulted in a $19,314 decrease in each fund's paid-in capital and a corresponding increase in the fund's undistributed net investment income.

FEDERAL INCOME TAXES: Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing to shareholders substantially all of its taxable income. Therefore, no Federal income or excise tax provision is required. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, losses deferred due to wash sales and excise tax regulations.

Income and capital gain distribution requirements are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatment for organizational expenses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid-in. Undistributed net investment income and accumulated net realized gain (loss) may include temporary book and tax basis differences which will reverse in a subsequent period.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

NOTE 3 -- AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has an Investment Management Agreement with GMG/Seneca Capital Management LP ("GMG/Seneca"), under which GMG/Seneca manages the investments of each Fund. For its services, GMG/Seneca receives a fee from each Fund at an annual percentage of the average daily net assets of each Fund. Such investment management fees are 0.70%, 0.80%, 0.50%, and 0.85% for the Growth Fund, Mid-Cap "EDGE"(SM) Fund, Bond Fund, and Real Estate Securities Fund, respectively.

On July 17, 1997, GMG/Seneca Capital Management LLC transferred its rights and obligations as investment manager of the Funds to GMG/Seneca, which was at that time owned by the same persons as then owned Seneca Capital Management LLC.

The Trust has a Distribution and Services Agreement (the "Agreement") with Genesis Merchant Group Securities LLC ("GMG Securities"),and Seneca Distributors LLC ("Seneca Distributors"), affiliates of GMG/Seneca, under which GMG Securities and Seneca Distributors serve as the distributors and principal underwriters of each Fund's shares. Pursuant to the Agreement, GMG Securities and Seneca Distributors receive an aggregate fee from each Fund at an annual rate of 0.25% of the average daily net assets attributable to the Administrative Shares of each Fund.

The Trust has an Administrative Services Agreement with GMG/Seneca pursuant to which GMG/Seneca is responsible for the day-to-day administrative functions of the Trust. For these services, GMG/Seneca receives a fee from each Fund at an annual rate of 0.08% of the first $125 million, 0.06% of the next $125 million, and 0.04% thereafter, subject to certain minimums which GMG/Seneca has agreed to waive through September 30, 1997. GMG/Seneca has entered

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

into an agreement with State Street Bank & Trust Company ("State Street") to provide most of the administrative functions for the Trust.

GMG/Seneca had agreed to voluntarily waive its Management and Administrative fees and reimburse other operating expenses of each Fund (other than certain extraordinary or non-recurring expenses) until the earlier of September 30, 1997 or such time as the Trust's aggregate assets exceeded $60 million, to the extent necessary to prevent the expenses for each Fund and class from exceeding the following percentages of average daily net assets:

                                             ADMINISTRATIVE   INSTITUTIONAL
                   FUND                          CLASS            CLASS
-------------------------------------------  --------------   -------------
Seneca Growth Fund.........................       1.50%            0.85%
Seneca Mid-Cap "EDGE"(SM) Fund.............       1.60%            0.95%
Seneca Bond Fund...........................       1.30%            0.65%
Seneca Real Estate Fund....................       1.70%            1.05%

These percentages were in effect from October 1, 1996 through January 31, 1997 at which time the aggregate assets of the Trust exceeded $60 million. From February 1, 1997 to September 30, 1997, GMG/Seneca had agreed to voluntarily waive its Management and Administrative fees and reimburse other operating expenses of each Fund to the extent necessary to prevent the expenses for each Fund and class from exceeding the following percentages of average daily net assets:

                                             ADMINISTRATIVE   INSTITUTIONAL
                   FUND                          CLASS            CLASS
-------------------------------------------  --------------   -------------
Seneca Growth Fund.........................       2.55%            1.95%
Seneca Mid-Cap "EDGE"(SM) Fund.............       2.70%            2.10%
Seneca Bond Fund...........................         --             1.85%
Seneca Real Estate Fund....................       3.05%            2.35%

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

For the year ended September 30, 1997, GMG/Seneca waived and reimbursed expenses as follows:

                        MANAGEMENT
                           FEES      ADMINISTRATIVE    EXPENSES
         FUND             WAIVED      FEES WAIVED     REIMBURSED    TOTAL
----------------------  ----------   --------------   ----------   --------
Seneca Growth.........     $ --           $ --         $  5,174    $  5,174
Seneca Mid-Cap
  "EDGE"(SM)..........       --             --          135,798     135,798
Seneca Bond...........       --             --          126,387     126,387
Seneca Real Estate....       --             --           16,628      16,628

Each Trustee of the Trust who is not an interested person receives a fee of $2,500 for each regular, quarterly meeting attended and is reimbursed for expenses incurred in connection with such attendance. Effective July 1, 1997 each Trustee of the Trust who is not an interested person receives a quarterly retainer of $2,500.

NOTE 4 -- INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short term securities, for the Trust, for the year ended September 30, 1997 were as follows:

                          NON-                       NON-
                       GOVERNMENT    GOVERNMENT   GOVERNMENT    GOVERNMENT
        FUND            PURCHASES    PURCHASES       SALES        SALES
---------------------  -----------   ----------   -----------   ----------
Seneca Growth........  $57,312,920    $     --    $37,141,324   $      --
Seneca Mid-Cap
  "EDGE"(SM).........   30,288,698          --     28,370,414          --
Seneca Bond..........   10,268,362     991,816      5,962,571     499,998
Seneca Real Estate
  Securities.........   35,097,333     921,957     11,746,897   1,091,535

NOTE 5 -- ORGANIZATION COSTS

The Trust bears all costs in connection with its organization. The organization costs are amortized on a straight-line basis over a period of sixty months from the commencement of investment operations. The costs associated with state registration of shares will be amortized on a straight-line basis over a period of twelve months. If any of the initial shares are redeemed before the end of the amortization period, the

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

proceeds of the redemption will be reduced by the pro rata share of unamortized organization and state registration costs.

NOTE 6 -- CAPITAL STOCK TRANSACTIONS

Capital stock transactions for the period from commencement of investment operations through September 30, 1997 are as follows:

GROWTH FUND (1)

                                 YEAR ENDED              PERIOD ENDED
                             SEPTEMBER 30, 1997       SEPTEMBER 30, 1996
                           -----------------------   ---------------------
                            SHARES       AMOUNT      SHARES      AMOUNT
                           ---------   -----------   -------   -----------
INSTITUTIONAL SHARES
  Shares sold............  1,193,698   $16,740,404   944,161   $11,381,266
  Shares issued upon
    reinvestment of
    dividends............     83,095     1,095,100        --            --
  Shares redeemed........   (142,301)   (2,144,300)   (5,306)      (70,645)
                           ---------   -----------   -------   -----------
  Net increase...........  1,134,492   $15,691,204   938,855   $11,310,621
                           =========   ===========   =======   ===========

                                  YEAR ENDED              PERIOD ENDED
                              SEPTEMBER 30, 1997       SEPTEMBER 30, 1996
                            ----------------------    --------------------
                            SHARES       AMOUNT       SHARES      AMOUNT
                            -------    -----------    -------    ---------
ADMINISTRATIVE SHARES
  Shares sold...........    410,550    $ 5,770,465     55,186    $ 721,427
  Shares issued upon
    reinvestment of
    dividends...........      1,364         17,844         --           --
  Shares redeemed.......    (76,718)    (1,114,710)   (22,214)    (288,331)
                            -------    -----------    -------     --------
  Net increase..........    335,196    $ 4,673,599     32,972    $ 433,096
                            =======    ===========    =======     ========

(1) Fund commenced investment operations on March 8, 1996.

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

NOTE 6 -- CAPITAL STOCK TRANSACTIONS (CONTINUED)
MID-CAP "EDGE"(SM) FUND (1)

                                  YEAR ENDED             PERIOD ENDED
                              SEPTEMBER 30, 1997      SEPTEMBER 30, 1996
                            ----------------------   --------------------
                             SHARES      AMOUNT      SHARES      AMOUNT
                            --------   -----------   -------   ----------
INSTITUTIONAL SHARES
  Shares sold.............   403,926   $ 5,517,592   509,221   $6,613,122
  Shares issued upon
    reinvestment of
    dividends.............     7,844       109,284        --           --
  Shares redeemed.........  (337,764)   (4,917,052)  (14,376)    (188,718)
                            --------    ----------   -------   ----------
  Net increase............    74,006   $   709,824   494,845   $6,424,404
                            ========    ==========   =======   ==========

                                  YEAR ENDED             PERIOD ENDED
                              SEPTEMBER 30, 1997      SEPTEMBER 30, 1996
                            ----------------------   --------------------
                             SHARES      AMOUNT      SHARES      AMOUNT
                            --------   -----------   -------   ----------
ADMINISTRATIVE SHARES
  Shares sold.............   291,421   $ 4,064,517   104,231   $1,422,572
  Shares issued upon
    reinvestment of
    dividends.............       851        11,875        --           --
  Shares redeemed.........  (236,289)   (3,238,210)  (14,725)    (188,631)
                            ---------  -----------   -------   -----------
  Net increase............    55,983   $   838,182    89,506   $1,233,941
                            =========  ===========   =======   ===========

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

NOTE 6 -- CAPITAL STOCK TRANSACTIONS (CONTINUED)
BOND FUND (2)

                                  YEAR ENDED             PERIOD ENDED
                              SEPTEMBER 30, 1997      SEPTEMBER 30, 1996
                            ----------------------   --------------------
                             SHARES      AMOUNT      SHARES      AMOUNT
                            --------   -----------   -------   ----------
INSTITUTIONAL SHARES
  Shares sold.............   496,127   $ 5,079,683   385,776   $3,831,086
  Shares merged (3).......    23,704       250,425        --           --
  Shares issued upon
    reinvestment of
    dividends.............    45,088       460,532     8,635       85,975
  Shares redeemed.........  (101,560)   (1,048,447)   (6,454)     (64,905)
                            ---------  -----------   -------   -----------
  Net increase............   463,359   $ 4,742,193   387,957   $3,852,156
                            =========  ===========   =======   ===========

                                 YEAR ENDED             PERIOD ENDED
                             SEPTEMBER 30, 1997      SEPTEMBER 30, 1996
                            --------------------     -------------------
                            SHARES      AMOUNT       SHARES      AMOUNT
                            -------    ---------     ------     --------
ADMINISTRATIVE SHARES
  Shares sold............     7,990    $  82,034     18,065     $179,966
  Shares issued upon
    reinvestment of
    dividends............       140        1,437        104        1,031
  Shares merged (3)......   (24,954)    (250,425)        --           --
  Shares redeemed........    (2,595)     (26,543)        --           --
                            --------   -----------   -------    ----------
  Net increase/
   (decrease)............   (19,419)   $(193,497)    18,169     $180,997
                            =========  ===========   =======    ===========


(1) Fund commenced investment operations on March 8, 1996.
(2) Fund commenced investment operations on March 7, 1996.
(3) As of December 26, 1996, the Bond Administrative Shares merged with Bond Institutional Shares in a tax free transaction.

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

NOTE 6 -- CAPITAL STOCK TRANSACTIONS (CONTINUED)
REAL ESTATE SECURITIES FUND (4)

                                 YEAR ENDED               PERIOD ENDED
                             SEPTEMBER 30, 1997        SEPTEMBER 30, 1996
                           -----------------------    --------------------
                            SHARES       AMOUNT       SHARES      AMOUNT
                           ---------  ------------    ------    ----------
INSTITUTIONAL SHARES
  Shares sold............  2,618,177  $ 32,751,944    94,875    $1,001,801
  Shares issued upon
    reinvestment of
    dividends............     31,702       424,162       583         6,370
  Shares redeemed........   (830,654)  (10,635,920)       --            --
                           ---------   -----------    -------   -----------
  Net increase...........  1,819,225  $ 22,540,186    95,458    $1,008,171
                           =========   ===========    =======   ===========

                                  YEAR ENDED              PERIOD ENDED
                              SEPTEMBER 30, 1997       SEPTEMBER 30, 1996
                             ---------------------    --------------------
                             SHARES       AMOUNT      SHARES       AMOUNT
                             -------    ----------    ------      --------
ADMINISTRATIVE SHARES
  Shares sold............    262,586    $3,366,423    18,779      $200,099
  Shares issued upon
    reinvestment of
    dividends............      2,082        27,973        56           599
  Shares redeemed........    (68,344)     (895,219)       --            --
                             -------    ----------    ------      --------
  Net increase...........    196,324    $2,499,177    18,835      $200,698
                             =======    ==========    ======      ========

(4) Fund commenced investment operations on March 12, 1996.

NOTE 7 -- SHARES OF BENEFICIAL INTEREST

At September 30, 1997, certain shareholders were record owners of more than 10% of total outstanding shares of the following Funds:

                                                            PERCENTAGE
                                           NUMBER OF            OF
           NAME OF PORTFOLIO              SHAREHOLDERS     SHARES OWNED
----------------------------------------  ------------     ------------
Growth Fund.............................        2               24%
Bond Fund...............................        1               10%
Real Estate Securities Fund.............        2               26%

                                  SENECA FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997
                                  (CONTINUED)

NOTE 8 -- SUBSEQUENT EVENTS

On June 18, 1997, GMG/Seneca entered into an agreement with Phoenix Duff & Phelps Corporation ("Phoenix") for the sale of a majority of the partnership interest in GMG/Seneca to Phoenix. Closing of the purchase is conditioned upon approval of the shareholders of the Seneca Funds of the "change in control" that would result. Management expects that a proxy statement will be prepared and distributed to the shareholders by mid-December, 1997, and that the meeting to consider approval would be held in late January, 1998. The close of the sale would follow shortly after approval of the change in control. At that time the name of the Funds would change to "Phoenix-Seneca Funds".

On October 15, 1997, the Trustees approved the appointment of Phoenix Equity Planning Corporation as transfer agent of the Seneca Funds.

NOTE 9 -- TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 1997, 19.32% and 2.97% of all dividends paid to Shareholders of the Seneca Growth and Mid-Cap "EDGE"(SM) Funds respectively, qualified for the Dividends Received Deduction for eligible corporate investors. Shareholders should refer to Form 1099 when preparing their tax returns to determine the appropriate tax treatment for the distributions they received from the respective Fund(s) in the fiscal year 1997.

For the fiscal year ended September 30, 1997, ordinary income distributions to the Institutional Shares of the Seneca Mid-Cap "EDGE"(SM) Fund of $24,431 were redesignated as realized gain distributions.

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and the Shareholders of Seneca Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Seneca Growth Fund, Seneca Mid-Cap "EDGE"(SM) Fund, Seneca Bond Fund, and Seneca Real Estate Securities Funds (collectively the "Funds"), comprising the Seneca Funds as of September 30, 1997, and the related statements of operations for the year then ended, and the statements of changes in net assets, and the financial highlights for the year ended September 30, 1997 and for the periods ended September 30, 1996. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Kansas City, Missouri
November 5, 1997

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

DIRECTORY OF FUNDS' SERVICE PROVIDERS

ADMINISTRATOR:
State Street Bank & Trust Company
P.O. 9110
Boston, MA 02209-9110

CUSTODIAN & TRANSFER AGENT:*
Investors Fiduciary Trust Company
801 Pennsylvania
Kansas City, MO 64105-2005

AUDITOR:
Deloitte & Touche LLP
50 Fremont Street
San Francisco, CA 94105-2230

COUNSEL:
Howard Rice, Nemerovski, Canady, Falk & Rabkin
Three Embarcadero Center, 6th Floor
San Francisco, CA 94111-4065

DISTRIBUTOR:
Seneca Distributors LLC
Genesis Merchant Group Securities LLC
909 Montgomery Street, Suite 600
San Francisco, CA 94133-4625

INVESTMENT ADVISOR:
GMG/Seneca Capital Management LP
909 Montgomery Street, Suite 500
San Francisco, CA 94133-4625

*EFFECTIVE 10/18/97
TRANSFER AGENT WAS CHANGED TO:
Phoenix Equity Planning Corporation
c/o State Street Bank & Trust Company
P.O. Box 8301
Boston, MA 02266-8301

[SENECA FUNDS LOGO]
Seneca Funds
c/o State Street Bank & Trust Company
P.O. Box 8301
Boston, MA 02266-8301

Telephone: 1-800-990-9331
Facsimile: 1-617-774-3245

http://www.senecafunds.com